Segmented Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total revenues as reported	$ 29,206	$ 19,880
Cost of sales	23,130	13,828
Depreciation and amortization	2,099	1,562
Share-based compensation	3,977	2,544
Other G&A expenses	12,254	10,294
Mine site care and maintenance	818	1,311
Foreign exchange (gain) loss	41	15
Loss on investments	3	572
Loss on equity investments	0
Gain on derivative asset	(5,489)	(3,071)
Other (income) loss	468	(181)
Segment income (loss) before taxes	(8,095)	(6,994)
Total assets	145,353	133,018
Total liabilities	18,683	16,388
Environmental Services [Member]
Disclosure of operating segments [line items]
Total revenues as reported	29,206	19,880
Cost of sales	23,130	13,828
Depreciation and amortization	548	165
Share-based compensation	0	0
Other G&A expenses	6,871	4,507
Mine site care and maintenance	0	0
Foreign exchange (gain) loss	5	35
Loss on investments	0
Loss on equity investments	0
Gain on derivative asset	0	0
Other (income) loss	57	(8)
Segment income (loss) before taxes	(1,405)	1,353
Total assets	9,509	11,462
Total liabilities	2,898	4,116
Mining [Member]
Disclosure of operating segments [line items]
Total revenues as reported	0	0
Cost of sales	0	0
Depreciation and amortization	1,244	1,292
Share-based compensation	0	0
Other G&A expenses	69	86
Mine site care and maintenance	818	1,311
Foreign exchange (gain) loss	(5)	9
Loss on investments	1	113
Loss on equity investments	0
Gain on derivative asset	(5,489)	(3,071)
Other (income) loss	78	68
Segment income (loss) before taxes	3,284	192
Total assets	125,878	113,341
Total liabilities	12,426	10,284
Corporate And Other [Member]
Disclosure of operating segments [line items]
Total revenues as reported	0	0
Cost of sales	0	0
Depreciation and amortization	307	105
Share-based compensation	3,977	2,544
Other G&A expenses	5,314	5,701
Mine site care and maintenance	0	0
Foreign exchange (gain) loss	41	(29)
Loss on investments	2	459
Loss on equity investments	0
Gain on derivative asset	0	0
Other (income) loss	333	(241)
Segment income (loss) before taxes	(9,974)	(8,539)
Total assets	9,966	8,215
Total liabilities	3,359	1,988
Canada [Member]
Disclosure of operating segments [line items]
Total revenues as reported	20,076	13,105
Canada [Member] | Environmental Services [Member]
Disclosure of operating segments [line items]
Total revenues as reported	20,076	13,105
Canada [Member] | Mining [Member]
Disclosure of operating segments [line items]
Total revenues as reported	0	0
Canada [Member] | Corporate And Other [Member]
Disclosure of operating segments [line items]
Total revenues as reported	0	0
Non-Canadian [Member]
Disclosure of operating segments [line items]
Total revenues as reported	9,130	6,775
Non-Canadian [Member] | Environmental Services [Member]
Disclosure of operating segments [line items]
Total revenues as reported	9,130	6,775
Non-Canadian [Member] | Mining [Member]
Disclosure of operating segments [line items]
Total revenues as reported	0	0
Non-Canadian [Member] | Corporate And Other [Member]
Disclosure of operating segments [line items]
Total revenues as reported	$ 0	$ 0